PROVISION FOR POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Postemployment Benefits [Abstract]
SCHEDULE OF PROVISION FOR POST- EMPLOYMENT BENEFITS	Provision for post-employment benefits consists of the following:
	As of December 31,
	2022	2021
Provision for post-employment benefits	$99,588	$115,393

SCHEDULE OF RECONCILIATION ON PRESENT VALUE OF DEFINED BENEFIT OBLIGATION AND PLAN ASSETS

The following outlines how each category of employee benefits is measured, providing reconciliation on present value of Defined Benefit Obligation and Plan Asset.

	As of December 31,
	2022	2021
Present Value of Defined Benefit Obligation (“DBO”) and Fair Value of Plan Assets
Present Value of DBO, at the Beginning of Year	$115,393	$68,701
Current service cost	36,824	69,157
Interest cost on the DBO	6,615	4,198
Employee benefits are already noted for quit employees	-	4,041
Present Value of DBO, (expected) at the End of Year	158,832	146,097
Actuarial gain on DBO	(59,244)	(30,704)
Present Value of DBO, (actual) at the End of Year	$99,588	$115,393

Fair Value of Plan Assets at the Beginning of Year	$-	$-
Interest income on Plan Assets	-	-
Company contribution to Plan Assets	-	-
Exchange rate impact	-	-
Fair Value of Plan Assets, (expected) at the End of Year	-	-
Actuarial gain or loss on Plan Assets	-	-
Fair Value of Plan Assets, (actual) at the End of Year	$-	$-

The effect of asset ceiling	-	-

Provision for post-employment benefits	$99,588	$115,393

SCHEDULE OF KEY INFORMATION FOR THE RECALCULATION OF EMPLOYEE BENEFITS OBLIGATION

The following are key information for the recalculation of employee benefits obligations as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Liabilities at the Beginning of Year	$115,393	$68,701
Post-employment benefits costs	43,439	77,396
Actuarial gain on liabilities	(59,244)	(30,704)
Company contribution	-	-
Employee benefits paid	-	-
Liabilities at the End of Year	$99,588	$115,393

SCHEDULE OF QUANTITATIVE INFORMATION ABOUT FAIR VALUE MEASUREMENTS OF POST EMPLOYMENT BENEFITS

The following table summarizes the quantitative information about the Company’s level 3 fair value measurements in the determination of the balance of the post-employment benefits, which utilize significant unobservable inputs:

Actuarial Assumption	December 31, 2022	December 31, 2021
Discount Rate	6.77% and 5.17%	5.99% and 3.06%
Expected Return on Plan Assets	N/A	N/A
Wage Increase Rate	7.00%	7.00%
Mortality Rate	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019
Disability Rate	5% of TMI IV 2019	5% of TMI IV 2019
Normal retirement age	58 Years (All employees are assumed to retire at pension age). With work contract until May 22, 2030	55 Years (All employees are assumed to retire at pension age). With work contract until May 22, 2030

Withdrawal Rate	Age	Rate	Age	Rate
	20 – 29	6.0%	20 – 29	6.0%
	30 – 39	5.0%	30 – 39	5.0%
	40 – 44	3.0%	40 – 44	3.0%
	45 – 49	2.0%	45 – 49	2.0%
	50 – 57	1.0%	50 – 57	1.0%
	>57	0.0%	>57	0.0%